CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	[1]
Profit or loss [abstract]
Service revenues	$ 3,576	$ 3,600	$ 3,690
Sale of equipment and accessories	19	28	35
Other revenues	103	127	125
Total operating revenues	3,698	3,755	3,850
Other operating income	1	1	0
Service costs	(423)	(448)	(448)
Cost of equipment and accessories	(18)	(28)	(36)
Selling, general and administrative expenses	(1,646)	(1,533)	(1,526)
Depreciation	(527)	(557)	(605)
Amortization	(208)	(221)	(194)
Impairment reversal / (loss)	6	107	(27)
Gain / (Loss) on disposal of non-current assets	46	(1)	9
Gain on disposal of subsidiaries	0	88	0
Operating profit	929	1,163	1,023
Finance costs	(531)	(583)	(591)
Finance income	60	32	13
Other non-operating gain / (loss), net	20	9	26
Net foreign exchange gain / (loss)	81	181	(7)	[2]
Profit before tax from continuing operations	559	802	464	[2]
Income taxes	(179)	(69)	(344)
Profit from continuing operations	380	733	120
(Loss) / Profit after tax from discontinued operations and disposals of discontinued operations	(2,830)	(742)	681
(Loss) / profit for the period	(2,450)	(9)	801
Attributable to:
The owners of the parent (continuing operations)	307	656	75
The owners of the parent (discontinued operations)	(2,835)	(818)	599
Non-controlling interest	$ 78	$ 153	$ 127
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent:
Basic gain (loss) from continuing operations per share (in USD per share)	$ 0.17	$ 0.37	$ 0.04
Diluted gain (loss) per share from continuing operations (in USD per share)	0.17	0.37	0.04
Basic gain (loss) from discontinued operations per share (in USD per share)	(1.61)	(0.46)	0.34
Diluted gain (loss) per share from discontinued operations (in USD per share)	(1.61)	(0.46)	0.34
Basic gain (loss) per share (in USD per share)	(1.44)	(0.09)	0.38
Diluted gain (loss) per share (in USD per share)	$ (1.44)	$ (0.09)	$ 0.38

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10
[2]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).